INCOME TAXES (Schedule of Net Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Deferred tax assets:
Deferred compensation plan	$ 369	$ 356
Deferred loan origination fees	25	29
Allowance for loan losses	676	681
AMT credit carryforward	331	446
Fictitious loans loss		323
Unrealized losses on available for sale securities	402
Stock based compensation plans	77
Basis in other real estate owned	54	23
ESOP compensation expense	51	38
Other	11	7
Total deferred tax assets	1,996	1,903
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	431	431
Basis in property and equipment	318	331
Accretion on securities	7	32
Mortgage servicing rights	104	75
Unrealized gains on available for sale securities		884
Total deferred tax liabilities	860	1,753
Net deferred tax asset	$ 1,136	$ 150